Additional Detail of Impaired Loans Broken Out According to Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	$ 6,020	$ 4,702
Impaired loans with no related allowance, unpaid balance	6,058	4,702
Impaired loans with no related allowance	0	0
Impaired loans with no related allowance, average recorded investment YTD	5,314	2,894
Impaired loans with no related allowance, interest income recognized YTD	50	142
Impaired loans with a related allowance, recorded investment	4,107	4,858
Impaired loans with a related allowance, unpaid balance	4,107	4,858
Impaired loans with a related allowance	957	968
Impaired loans with a related allowance, average recored investment YTD	4,338	4,183
Impaired loans with a related allowance, interest income recognized YTD	161	114
Recorded Investment	10,127	9,560
Unpaid Balance	10,165	9,560
Related Allowance	957	968
Average Recorded Investment YTD	9,652	7,077
Interest Income Recognized YTD	211	256
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	0	0
Impaired loans with no related allowance, unpaid balance	0	0
Impaired loans with no related allowance	0	0
Impaired loans with no related allowance, average recorded investment YTD	2	50
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	306	240
Impaired loans with a related allowance, unpaid balance	306	240
Impaired loans with a related allowance	50	18
Impaired loans with a related allowance, average recored investment YTD	264	189
Impaired loans with a related allowance, interest income recognized YTD	14	20
Recorded Investment	306	240
Unpaid Balance	306	240
Related Allowance	50	18
Average Recorded Investment YTD	266	239
Interest Income Recognized YTD	14	20
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	5,790	4,665
Impaired loans with no related allowance, unpaid balance	5,828	4,665
Impaired loans with no related allowance	0	0
Impaired loans with no related allowance, average recorded investment YTD	5,099	2,654
Impaired loans with no related allowance, interest income recognized YTD	50	142
Impaired loans with a related allowance, recorded investment	2,927	2,558
Impaired loans with a related allowance, unpaid balance	2,927	2,558
Impaired loans with a related allowance	444	315
Impaired loans with a related allowance, average recored investment YTD	2,891	2,415
Impaired loans with a related allowance, interest income recognized YTD	132	59
Recorded Investment	8,717	7,223
Unpaid Balance	8,755	7,223
Related Allowance	444	315
Average Recorded Investment YTD	7,990	5,069
Interest Income Recognized YTD	182	201
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	223	27
Impaired loans with no related allowance, unpaid balance	223	27
Impaired loans with no related allowance	0	0
Impaired loans with no related allowance, average recorded investment YTD	205	179
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	842	2,032
Impaired loans with a related allowance, unpaid balance	842	2,032
Impaired loans with a related allowance	438	607
Impaired loans with a related allowance, average recored investment YTD	1,152	1,546
Impaired loans with a related allowance, interest income recognized YTD	15	33
Recorded Investment	1,065	2,059
Unpaid Balance	1,065	2,059
Related Allowance	438	607
Average Recorded Investment YTD	1,357	1,725
Interest Income Recognized YTD	15	33
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	7	10
Impaired loans with no related allowance, unpaid balance	7	10
Impaired loans with no related allowance	0	0
Impaired loans with no related allowance, average recorded investment YTD	8	11
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	32	28
Impaired loans with a related allowance, unpaid balance	32	28
Impaired loans with a related allowance	25	28
Impaired loans with a related allowance, average recored investment YTD	31	33
Impaired loans with a related allowance, interest income recognized YTD	0	2
Recorded Investment	39	38
Unpaid Balance	39	38
Related Allowance	25	28
Average Recorded Investment YTD	39	44
Interest Income Recognized YTD	$ 0	$ 2